Goldman Sachs Mid Cap Growth Fund Expense Example - Institutional [Member] - Goldman Sachs Mid Cap Growth Fund - Institutional Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	642
Expense Example, with Redemption, 10 Years	$ 1,464